Loss Per Share (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Convertible note payable	$ 100,000
Common stock, shares outstanding	4,978,929	3,133,789
Convertible Debt [Member]
Convertible note payable	$ 100,000
Convertible common stock shares	50,000
Warrant [Member]
Warrants Outstanding	1,434,000
Conversion of common stock	1,434,000
Stock Option [Member]
Warrants Outstanding	299,938
Conversion of common stock	299,938
Common stock, shares outstanding	1,783,938